Inventories, Net	12 Months Ended
Dec. 31, 2022
Inventories, Net [Abstract]
INVENTORIES, NET

NOTE 8 – INVENTORIES, NET

Inventories, net, consisted of the following:

	December 31, 2022	December 31, 2021
Raw materials	$148,145	$135,049
Finished goods	221,180	340,798
Subtotal	369,325	475,847
Less: Inventory allowance	(31,527)	(12,116)
Inventories, net	$337,798	$463,731

Inventories include raw material and finished goods. Finished goods include direct material costs, direct labor costs and manufacturing overhead.

For the years ended December31, 2022, 2021 and 2020, the Company provided an inventory allowance (reversion) of $20,835, $(119,995) and $123,280, respectively.